Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund
June 30, 2022 (Unaudited)
		Principal amount°	Value (US $)
Sovereign Bonds — 94.86%Δ
Brazil — 9.63%
Brazil Letras do Tesouro Nacional
7.194% 7/1/24 ^	BRL	1,258,000	$ 187,835
7.221% 1/1/24 ^	BRL	7,300,000	1,153,867
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/27	BRL	6,045,000	1,048,451
Series F 10.00% 1/1/31	BRL	672,000	109,613
			2,499,766
Chile — 2.63%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	100,000,000	85,741
144A 2.80% 10/1/33 #	CLP	115,000,000	89,076
4.50% 3/1/26	CLP	90,000,000	91,837
144A 4.70% 9/1/30 #	CLP	40,000,000	38,738
144A 5.00% 10/1/28 #	CLP	235,000,000	236,524
5.00% 3/1/35	CLP	70,000,000	66,651
6.00% 1/1/43	CLP	70,000,000	72,616
			681,183
Colombia — 4.85%
Colombian TES
5.75% 11/3/27	COP	1,420,600,000	271,047
6.00% 4/28/28	COP	1,141,600,000	216,257
6.25% 7/9/36	COP	320,300,000	49,080
7.00% 3/26/31	COP	778,500,000	142,521
7.00% 6/30/32	COP	1,042,100,000	186,342
7.25% 10/18/34	COP	885,100,000	154,338
7.25% 10/26/50	COP	421,700,000	64,426
7.75% 9/18/30	COP	896,000,000	175,509
			1,259,520
Czech Republic — 6.99%
Czech Republic Government Bonds
0.25% 2/10/27	CZK	5,900,000	198,070
0.95% 5/15/30	CZK	8,230,000	258,495
1.00% 6/26/26	CZK	9,840,000	349,546
1.25% 2/14/25	CZK	3,010,000	112,802
1.50% 4/24/40	CZK	1,700,000	43,544
1.75% 6/23/32	CZK	1,720,000	55,615
2.00% 10/13/33	CZK	4,250,000	136,683
2.40% 9/17/25	CZK	4,400,000	168,951
2.50% 8/25/28	CZK	4,860,000	177,165
2.75% 7/23/29	CZK	4,470,000	164,141
5.008% 12/12/24 *, ^	CZK	4,060,000	148,716
			1,813,728
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Dominican Republic — 0.55%
Dominican Republic International Bond 9.75% 6/5/26	DOP	8,000,000	$ 142,800
			142,800
Hungary — 3.44%
Hungary Government Bonds
1.00% 11/26/25	HUF	50,000,000	104,227
1.50% 4/22/26	HUF	65,000,000	134,782
1.50% 8/26/26	HUF	29,820,000	60,330
2.50% 10/24/24	HUF	114,710,000	267,200
2.75% 12/22/26	HUF	55,000,000	115,559
3.00% 10/27/38	HUF	8,510,000	12,539
6.00% 11/24/23	HUF	42,520,000	109,803
6.75% 10/22/28	HUF	36,100,000	88,527
			892,967
Indonesia — 18.33%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	8,727,000,000	593,550
6.125% 5/15/28	IDR	23,841,000,000	1,566,728
6.625% 5/15/33	IDR	4,980,000,000	315,063
7.125% 6/15/42	IDR	2,270,000,000	150,599
7.50% 8/15/32	IDR	1,105,000,000	74,730
7.50% 6/15/35	IDR	5,300,000,000	358,255
7.75% 4/15/31	IDR	979,000,000	67,519
8.25% 5/15/29	IDR	2,683,000,000	191,804
8.375% 9/15/26	IDR	570,000,000	41,370
8.375% 3/15/34	IDR	8,290,000,000	592,918
8.75% 5/15/31	IDR	5,042,000,000	368,060
8.75% 2/15/44	IDR	1,353,000,000	102,556
9.00% 3/15/29	IDR	2,800,000,000	207,122
9.50% 7/15/31	IDR	290,000,000	22,014
9.50% 5/15/41	IDR	1,307,000,000	104,562
			4,756,850
Malaysia — 9.76%
Malaysia Government Bonds
2.632% 4/15/31	MYR	675,000	134,520
3.733% 6/15/28	MYR	1,820,000	402,868
3.757% 4/20/23	MYR	3,338,000	762,155
3.757% 5/22/40	MYR	5,016,000	991,635
3.828% 7/5/34	MYR	200,000	42,068
4.232% 6/30/31	MYR	650,000	146,517
4.392% 4/15/26	MYR	236,000	54,592
			2,534,355
NQ-IV011 [6/22] 8/22 (2352389)    1

Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund   (Unaudited)
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico — 8.94%
Mexican Bonos
5.50% 3/4/27	MXN	9,600,000	$ 410,166
6.75% 3/9/23	MXN	14,952,200	731,025
7.75% 5/29/31	MXN	2,740,000	125,434
7.75% 11/23/34	MXN	4,510,000	202,542
7.75% 11/13/42	MXN	1,500,000	65,261
8.00% 11/7/47	MXN	600,000	26,631
8.50% 5/31/29 *	MXN	7,100,000	342,998
8.50% 11/18/38	MXN	5,128,100	242,096
10.00% 11/20/36	MXN	3,270,000	175,308
			2,321,461
Peru — 4.05%
Peru Government Bonds
5.35% 8/12/40	PEN	190,000	37,138
5.40% 8/12/34 *	PEN	496,000	104,550
5.94% 2/12/29 *	PEN	782,000	186,734
6.15% 8/12/32 *	PEN	1,128,000	260,759
Peruvian Government International Bonds
6.35% 8/12/28	PEN	1,000,000	246,489
6.90% 8/12/37	PEN	300,000	70,966
6.95% 8/12/31	PEN	586,000	145,486
			1,052,122
Poland — 1.32%
Republic of Poland Government Bonds
1.75% 4/25/32	PLN	2,040,000	292,908
2.50% 7/25/27	PLN	272,000	48,665
			341,573
Romania — 4.15%
Romania Government Bonds
3.25% 4/29/24	RON	580,000	112,080
3.25% 6/24/26	RON	180,000	31,387
3.70% 11/25/24	RON	185,000	35,111
4.00% 10/25/23 *	RON	700,000	140,309
4.15% 1/26/28	RON	500,000	84,961
4.15% 10/24/30	RON	205,000	31,965
4.40% 9/25/23	RON	1,400,000	282,818
4.85% 4/22/26	RON	900,000	167,349
5.00% 2/12/29	RON	505,000	87,122
5.80% 7/26/27	RON	560,000	104,731
			1,077,833
South Africa — 9.74%
Republic of South Africa Government Bonds
6.50% 2/28/41	ZAR	1,840,021	69,461
7.00% 2/28/31	ZAR	8,697,600	420,826
		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
South Africa (continued)
Republic of South Africa Government Bonds
8.25% 3/31/32	ZAR	6,500,000	$ 334,674
8.50% 1/31/37	ZAR	4,897,009	237,961
8.75% 1/31/44	ZAR	4,580,705	218,846
8.75% 2/28/48	ZAR	9,704,755	460,579
8.875% 2/28/35	ZAR	5,713,558	294,533
9.00% 1/31/40	ZAR	4,310,342	213,759
10.50% 12/21/26	ZAR	4,244,000	276,872
			2,527,511
Thailand — 9.10%
Thailand Government Bonds
1.60% 12/17/29	THB	5,655,000	147,674
1.60% 6/17/35	THB	839,000	19,394
2.00% 12/17/31	THB	8,812,000	232,971
2.125% 12/17/26	THB	14,369,000	401,712
2.875% 12/17/28	THB	36,937,000	1,057,320
2.875% 6/17/46	THB	5,000,000	118,127
3.30% 6/17/38	THB	10,220,000	277,577
3.40% 6/17/36	THB	2,440,000	67,991
3.775% 6/25/32	THB	1,286,000	39,177
			2,361,943
Turkey — 0.72%
Turkey Government Bonds
9.00% 7/24/24	TRY	900,000	42,705
10.40% 3/20/24	TRY	450,000	22,620
10.60% 2/11/26	TRY	856,637	36,798
12.40% 3/8/28	TRY	130,848	6,130
12.60% 10/1/25	TRY	1,700,000	79,418
			187,671
Ukraine — 0.42%
Ukraine Government International Bond 11.67% 11/22/23	UAH	5,394,000	109,688
			109,688
Uruguay — 0.24%
Uruguay Government International Bonds
8.25% 5/21/31	UYU	1,109,152	24,094
8.50% 3/15/28	UYU	1,637,000	37,638
			61,732
Total Sovereign Bonds (cost $28,750,629)			24,622,703

2    NQ-IV011 [6/22] 8/22 (2352389)

(Unaudited)
		Principal amount°	Value (US $)

Supranational Banks — 2.42%
European Investment Bank 8.50% 8/24/23	EGP	4,500,000	$ 212,314
International Finance 7.00% 7/20/27	MXN	9,270,000	416,031
Total Supranational Banks (cost $691,700)			628,345
Total Value of Securities Before Securities Lending Collateral—97.28% (cost $29,442,329)			25,251,048
	Number of shares
Securities Lending Collateral — 5.16%
Money Market Mutual Fund — 5.16%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.41%)	1,338,648	1,338,648
Total Securities Lending Collateral (cost $1,338,648)		1,338,648

Total Value of Securities—102.44% (cost $30,780,977)		26,589,696■
Obligation to Return Securities Lending Collateral — (5.16%)		(1,338,648)
Value (US $)

Receivables and Other Assets Net of Liabilities — 2.72%	705,809
Net Assets Applicable to 3,512,900 Shares Outstanding—100.00%	$25,956,857
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $450,079, which represents 1.73% of the Fund's net assets.
*	Fully or partially on loan.
■	Includes $776,519 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $0.

The following foreign currency exchange contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CNH	10,421,467	USD	(1,551,012)	9/9/22	$5,237	$—
JPMCB	CZK	(12,783,980)	USD	538,000	9/9/22	1,795	—
JPMCB	IDR	(2,147,483,648)	USD	1,091,000	9/9/22	7,004	—
JPMCB	PLN	6,184,031	USD	(1,367,648)	9/9/22	—	(1,751)
Total Foreign Currency Exchange Contracts						$14,036	$(1,751)
The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
JPMCB – JPMorgan Chase Bank

NQ-IV011 [6/22] 8/22 (2352389)    3

Schedule of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund   (Unaudited)
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
DOP – Dominican Peso
EGP – Egypt Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
PLN – Polish Zloty
RON – Romania Leu
THB – Thai Baht
TRY – Turkish Lira
UAH – Ukrainian Hryvna
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand
4    NQ-IV011 [6/22] 8/22 (2352389)